Financial Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Interest Rate Swaps
Information regarding our interest rate swaps at December 31, 2015 and 2014 is as follows:

				Notional debt amount (millions)
	Currency	Floating rate	Fixed rate	December 31, 2015	December 31, 2014
Interest rate swap 1	EUR	EURIBOR 3M	1.671%	€178.3	€166.2
Interest rate swap 2	EUR	EURIBOR 3M	1.880%	€10.0	€10.0
Interest rate swap 3	USD	US-LIBOR 3M	1.627%	$225.0	$225.0
Interest rate swap 4	EUR	EURIBOR 3M	0.665%	€1.5	€1.5

Schedule of Derivative Instrument Split Between Short Term and Long Term
A split between the current and non-current liability is provided below:

(in US$ millions)	2015	2014
Interest rate swaps – current	(5.1)	(5.6)
Interest rate swaps – non-current	(5.8)	(8.4)
Total interest rate swap liability	(10.9)	(14.0)

Schedule of Amounts of Derivative Loss Recognised in OCI
Amounts recognized in other comprehensive income for the year related to interest rate swaps qualifying for hedge accounting were as follows:

	For the year ended December 31, 2015	For the year ended December 31, 2014
(in US$ millions)	Amount of Derivatives loss recognized in OCI	Amount of Derivatives loss recognized in OCI
Interest rate swaps	—	5.3
	—	5.3

Details Regarding Foreign Currency Forward Exchange Contracts
Details regarding our forward foreign exchange contracts is provided below:

	2015
(in EUR millions)	Currency	Notional amounts	US$ Receiving rates	Maturity range
Forward foreign exchange rate contracts	EUR	61.2	1.3548%	2016 - 2019
Forward foreign exchange rate contracts	EUR	51.4	1.3374%	2016 - 2019
Forward foreign exchange rate contracts	EUR	42.0	1.3414%	2016 - 2019
Total		154.6

	2014
(in EUR millions)	Currency	Notional amounts	US$ Receiving rates	Maturity range
Forward foreign exchange rate contracts	EUR	64.7	1.3628-1.4127	2015-2018
Forward foreign exchange rate contracts	EUR	48.5	1.35295-1.40830	2015-2018
Forward foreign exchange rate contracts	EUR	42.8	1.35420-1.38380	2018-2018
Total		156.0

Summary of Split Between Short-Term and Long-Term Asset
A split between the current and non-current asset provided below:

(in US$ millions)	2015	2014
Forward foreign exchange rate contracts – current	11.0	7.7
Forward foreign exchange rate contracts – non-current	22.9	15.2
Total forward foreign exchange rate contract asset	33.9	22.9